ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

Adam M. Schlichtmann T +1 617 951 7114 F +1 617 235 7346 adam.schlichtmann@ropesgray.com

April 28, 2017

BY EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Elfun Trusts (Registration Nos. 002-21301 and 811-00483)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of Elfun Trusts (the “Fund”) pursuant to (1) the Securities Act of 1933, as amended (the “Securities Act”), and Rule 485(b) thereunder, (2) the Investment Company Act of 1940, as amended (the “1940 Act”), (3) Form N-1A, and (4) Regulation S-T, is Post-Effective Amendment No. 82 to the Trust’s Registration Statement under the Securities Act and Amendment No. 82 to the Trust’s Registration Statement under the 1940 Act (“Amendment No. 82”), including (i) the Prospectus for the Fund; (ii) the Statement of Additional Information for the Fund; and (iii) other information and the signature pages.

Amendment No. 82 is being made to make certain changes to the Registration Statement. It is intended that this Amendment No. 82 become effective on April 30, 2017 pursuant to paragraph (b) of Rule 485. The Fund’s Prospectus and Statement of Additional Information are the same as those for the Elfun Government Money Market Fund, Elfun Tax-Exempt Income Fund, Elfun International Equity Fund, Elfun Income Fund, and Elfun Diversified Fund.

Although the final form of Amendment No. 82 was determined by the Fund and its administrative agents, during the course of our assistance to the Fund, we did not become aware of any disclosures relating to the Fund that would, in our view, render Amendment No. 82 ineligible to become effective pursuant to paragraph (b) of Rule 485 under the Securities Act.

If you have any questions or need any clarification concerning the foregoing or this transmission, please call the undersigned at (617) 951-7114.

Very truly yours,

/s/ Adam M. Schlichtmann

Securities and Exchange Commission	April 28, 2017

Adam M. Schlichtmann

Enclosures